Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jan. 02, 2016
Accounting Policies [Abstract]
Nature of Operations
Nature of Operations
Wolverine World Wide, Inc. is a leading designer, manufacturer and marketer of a broad range of quality casual footwear and apparel; performance outdoor and athletic footwear and apparel; children’s footwear, industrial work shoes, boots and apparel; and uniform shoes and boots. The Company’s portfolio of owned and licensed brands includes: Bates®, Cat®, Chaco®, Cushe®, Harley-Davidson®, Hush Puppies®, HyTest®, Keds®, Merrell®, Saucony®, Sebago®, Sperry®, Stride Rite® and Wolverine®. Licensing and distribution arrangements with third parties extend the global reach of the Company’s brand portfolio. The Company also operates a consumer-direct division to market both its own brands and branded footwear and apparel from other manufacturers, as well as a leathers division that markets Wolverine Performance Leathers™.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of Wolverine World Wide, Inc. and its majority-owned subsidiaries (collectively, the “Company”). All intercompany accounts and transactions have been eliminated in consolidation.

Fiscal Year
Fiscal Year
The Company’s fiscal year is the 52- or 53-week period that ends on the Saturday nearest to December 31. Fiscal 2015 had 52 weeks, fiscal 2014 had 53 weeks and fiscal 2013 contained 52 weeks.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition
Revenue is recognized on the sale of products manufactured or sourced by the Company when the related goods have been shipped, legal title has passed to the customer and collectability is reasonably assured. Revenue generated through licensees and distributors involving products bearing the Company’s trademarks is recognized as earned according to stated contractual terms upon either the purchase or shipment of branded products by licensees and distributors. Retail store revenue is recognized at time of sale.
The Company records provisions for estimated sales returns and allowances at the time of sale based on historical rates of returns and allowances and specific identification of outstanding returns not yet received from customers. However, estimates of actual returns and allowances in any future period are inherently uncertain and actual returns and allowances may differ from these estimates. If actual or expected future returns and allowances were significantly greater or less than established reserves, a reduction or increase to net revenues would be recorded in the period this determination was made.

Cost of Goods Sold
Cost of Goods Sold
Cost of goods sold includes the actual product costs, including inbound freight charges and certain outbound freight charges, purchasing, sourcing, inspection and receiving costs. Warehousing costs are included in selling, general and administrative expenses.

Shipping and Handling Costs
Shipping and Handling Costs
Shipping and handling costs that are charged to and reimbursed by a customer are recognized as revenue, while the related expenses incurred by the Company are recorded as cost of goods sold.

Cash Equivalents	Cash Equivalents Cash equivalents include highly liquid investments with an original maturity of three months or less. Cash equivalents are stated at cost, which approximates market.
Allowance for Uncollectible Accounts
Allowance for Uncollectible Accounts
The Company maintains an allowance for uncollectible accounts receivable for estimated losses resulting from its customers’ failure to make required payments. Company management evaluates the allowance for uncollectible accounts receivable based on a review of current customer status and historical collection experience.

Inventories
Inventories
The Company values its inventory at the lower of cost or market. Cost is determined by the LIFO method for all domestic raw materials and work-in-process inventories and certain domestic finished goods inventories. Cost is determined using the FIFO method for all raw materials, work-in-process and finished goods inventories in foreign countries; certain domestic finished goods inventories; and for all finished goods inventories of the Company’s consumer-direct business, due to the unique nature of those operations. The Company has applied these inventory cost valuation methods consistently from year to year.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are stated on the basis of cost and include expenditures for computer hardware and software, store furniture and fixtures, office furniture and machinery and equipment. Normal repairs and maintenance are expensed as incurred.
Depreciation of property, plant and equipment is computed using the straight-line method. The depreciable lives range from 14 to 20 years for buildings and improvements, from 5 to 10 years for leasehold improvements and from 3 to 10 years for machinery, equipment and software.

Operating Leases
Operating Leases
The Company leases its retail stores and certain distribution and office facilities under operating leases. In addition to the minimum lease payments, leases may include rent escalation clauses, contingent rental expense and lease incentives, including rent holidays and tenant improvement allowances. Rent expense is recognized on a straight-line basis over the term of the lease from the time at which the Company takes possession of the property. Landlord-provided tenant improvement allowances are recorded in other liabilities and amortized as a credit to rent expense over the term of the lease. Leasehold improvements are depreciated at the lesser of the estimated useful life or lease term, including reasonably-assured lease renewals as determined at lease inception.

Deferred Financing Costs
Deferred Financing Costs
Deferred financing costs represent commitment fees, legal and other third-party costs associated with obtaining commitments for financing that result in a closing of such financings for the Company. These costs are amortized into earnings through interest expense over the terms of the respective agreements. Costs incurred in seeking financing transactions that do not close are expensed in the period in which it is determined that the financing will not close.

Goodwill and Other Intangibles
Goodwill and Other Intangibles
Goodwill represents the excess of the purchase price over the fair value of net tangible and identifiable intangible assets of acquired businesses. Indefinite-lived intangibles include trademarks and trade names. Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are subject to impairment tests at least annually. The Company reviews the carrying amounts of goodwill and indefinite-lived intangible assets by reporting unit at least annually, or when indicators of impairment are present, to determine if such assets may be impaired. If the carrying amounts of these assets are not recoverable based upon discounted cash flow and market approach analyses, the carrying amounts of such assets are reduced by the estimated difference between the carrying values and estimated fair values. The Company includes assumptions about expected future operating performance as part of a discounted cash flow analysis to estimate fair value. If the carrying value of these assets is not recoverable, based on the discounted cash flow analysis, management performs the next step, which compares the fair value of the reporting unit to the carrying value of the tangible and intangible net assets of the reporting units. Goodwill is considered impaired if the recorded value of the tangible and intangible net assets exceeds the fair value of the reporting unit.
The Company may first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. The Company would not be required to quantitatively determine the fair value of the indefinite-lived intangible unless the Company determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than the carrying value. The Company may skip the qualitative assessment and quantitatively test indefinite-lived intangibles by comparison of the individual carrying values to the fair value. Future cash flows of the individual indefinite-lived intangible assets are used to measure their fair value after consideration by management of certain assumptions, such as forecasted growth rates and cost of capital, which are derived from internal projections and operating plans.
The Company performs its annual testing for goodwill and indefinite-lived intangible asset impairment at the beginning of the fourth quarter of the fiscal year for all reporting units. See Note 4 to the consolidated financial statements for information related to the results of the Company's annual test.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or an asset group may not be recoverable. Each impairment test is based on a comparison of the carrying amount of the asset or asset group to the future undiscounted net cash flows expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment amount to be recognized is the amount by which the carrying value of the assets exceeds their fair value. See Note 16 to the consolidated financial statements for information related to long-lived assets that were determined to be impaired.

Retirement Benefits
Retirement Benefits
The determination of the obligation and expense for retirement benefits is dependent on the selection of certain actuarial assumptions used in calculating such amounts. These assumptions include, among others, the discount rate, expected long-term rate of return on plan assets, mortality rates and rates of increase in compensation. These assumptions are reviewed with the Company’s actuaries and updated annually based on relevant external and internal factors and information, including, but not limited to, long-term expected asset returns, rates of termination, regulatory requirements and plan changes. See Note 12 to the consolidated financial statements for additional information. Beginning with fiscal 2015, the Company has elected to measure its defined benefit plan assets and obligations as of December 31st of each year, regardless of the Company's actual fiscal year end date, which is the Saturday nearest to December 31.

Income Taxes
Income Taxes
The provision for income taxes is based on the geographic dispersion of the earnings reported in the consolidated financial statements. A deferred income tax asset or liability is determined by applying currently-enacted tax laws and rates to the cumulative temporary differences between the carrying values of assets and liabilities for financial statement and income tax purposes.
The Company records an increase in liabilities for income tax accruals associated with tax benefits claimed on tax returns but not recognized for financial statement purposes (unrecognized tax benefits). The Company recognizes interest and penalties related to unrecognized tax benefits through interest expense and income tax expense, respectively.

Foreign Currency
Foreign Currency
For most of the Company’s international subsidiaries, the local currency is the functional currency. Assets and liabilities of these subsidiaries are translated into U.S. dollars at the year-end exchange rate. Operating statement amounts are translated at average exchange rates for each period. The cumulative translation adjustments resulting from changes in exchange rates are included in the consolidated balance sheets as a component of accumulated other comprehensive income (loss) in stockholders’ equity. Transaction gains and losses are included in the consolidated statements of operations and were not material for fiscal years 2015, 2014 and 2013.